Offerings - Offering: 1	Jun. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, Par Value $0.001
Amount Registered | shares	1,200,000
Proposed Maximum Offering Price per Unit	2.6925
Maximum Aggregate Offering Price	$ 3,231,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 446.21
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, this Registration Statement shall also cover such indeterminate number of additional shares of Common Stock that may become issuable pursuant to the Empire Petroleum Corporation 2026 Stock and Incentive Compensation Plan (the “2026 Plan”) to prevent dilution resulting from any future stock dividend, stock split, recapitalization or other similar transaction.

This Registration Statement registers the issuance of 1,200,000 shares of Common Stock under the 2026 Plan.

Estimated solely for purposes of calculating the registration fee, pursuant to Rules 457(c) and (h) under the Securities Act of 1933, as amended, on the basis of $2.6925 per share, the average of the high and low sales prices for the Common Stock as reported by the NYSE American stock exchange on June 29, 2026 (such date being within five business days prior to the date of filing this Registration Statement).